SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) year	Dec. 31, 2021 CAD ($) year
Graded Vesting
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date	$ 11.43	$ 7.78
Weighted average expected volatility (percent)	46.64%	49.06%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	$ 2.55	$ 2.52
Expected forfeitures (percent)	7.30%	7.10%
Risk-free interest rate (based on government bonds) (percent)	1.70%	0.60%
Cliff Vesting
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at grant date		$ 6.59
Weighted average expected volatility (percent)		40.01%
Weighted average expected option life (years) | year		5.00
Expected annual dividends per option		$ 2.52
Expected forfeitures (percent)		7.10%
Risk-free interest rate (based on government bonds) (percent)		1.00%